OTHER (LOSSES) GAINS	12 Months Ended
Dec. 31, 2020
OTHER (LOSSES) GAINS
OTHER (LOSSES) GAINS

29  – OTHER (LOSSES) GAINS

Other (losses) gains are detailed as follows:

	01.01.2020	01.01.2019	01.01.2018
Details	12.31.2020	12.31.2019	12.31.2018
	ThCh$	ThCh$	ThCh$

(Losses) gains on ineffective portion of hedge derivatives	—	—	(2,707,802)
Other income and expenses	287	2,876	(57)
Total	287	2,876	(2,707,859)